Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	3 Months Ended	12 Months Ended
	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) contract term_loan vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Debt Instrument [Line Items]
Carrying amount of long-term debt | $		$ 6,730,132	$ 7,480,374
Number of vessels | vessel	5
Unrealized foreign exchange gain (loss) | $		$ (6,548)	(2,195)	$ 13,431
Euro-denominated Term Loans Due Through 2023 [Member]
Debt Instrument [Line Items]
Number of debt instruments | term_loan		2
Carrying amount of long-term debt		$ 219,700	$ 241,798		€ 208.9	€ 222.7
Number of long term time charter contracts | contract		2
Number of vessels | vessel		2
Euro-denominated Term Loans Due Through 2023 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate		0.60%	0.60%
Euro-denominated Term Loans Due Through 2023 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate			2.25%